Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	177,611,854	177,571,854
Common stock, shares outstanding (in shares)	177,611,854	177,571,854